Fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Fair value measurement
Financial assets, carrying value	$ 73,832	$ 269,004	$ 266,111
Financial assets, fair value	73,832	269,004	266,111
Financial liability	809,219	290,151	262,574
Financial liabilities, fair value	809,219	294,583	283,480
Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	516,234	282,709	254,134
Financial liabilities, fair value	516,234	287,141	275,040
Financial liabilities at fair value through profit or loss
Fair value measurement
Financial liability	292,985	7,442	8,440
Financial liabilities, fair value	292,985	7,442	8,440
Trade and other payables | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	63,754	927	604
Financial liabilities, fair value	63,754	927	604
Lease liability | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	16,247
Financial liabilities, fair value	16,247
Loans and borrowings | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	425,907	786
Financial liabilities, fair value	425,907	786
Other financial liabilities (excluding contingent consideration) | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	10,326	280,996	253,530
Financial liabilities, fair value	10,326	285,428	274,436
Royalty Deed | Level 3
Fair value measurement
Financial liability	43,130
Financial liabilities, fair value	43,130
Contingent copper consideration | Level 3
Fair value measurement
Financial liability	97,200
Financial liabilities, fair value	97,200
Deferred consideration | Level 2
Fair value measurement
Financial liability	75,000
Financial liabilities, fair value	75,000
Public warrants | Level 1
Fair value measurement
Financial liability	12,374	4,335	5,174
Financial liabilities, fair value	12,374	4,335	5,174
Private warrants | Level 2
Fair value measurement
Financial liability	9,150	3,107	3,266
Financial liabilities, fair value	9,150	3,107	3,266
Mezz Warrants | Level 3
Fair value measurement
Financial liability	13,310
Financial liabilities, fair value	13,310
Mezz Facility embedded derivative | Level 2
Fair value measurement
Financial liability	42,821
Financial liabilities, fair value	42,821
Amortized cost
Fair value measurement
Financial assets, carrying value	20,881	53
Financial assets, fair value	20,881	53
Fair value through profit or loss
Fair value measurement
Financial assets, carrying value	52,951	268,951	266,111
Financial assets, fair value	52,951	268,951	266,111
Trade and other receivables | Amortized cost
Fair value measurement
Financial assets, carrying value	20,881	53
Financial assets, fair value	20,881	53
Cash and cash equivalents | Fair value through profit or loss | Level 1
Fair value measurement
Financial assets, carrying value	43,732	42	955
Financial assets, fair value	43,732	42	955
Investments | Fair value through profit or loss | Level 1
Fair value measurement
Financial assets, carrying value		268,909	265,156
Financial assets, fair value		$ 268,909	$ 265,156
Silver stream embedded derivative | Fair value through profit or loss | Level 3
Fair value measurement
Financial assets, carrying value	3,740
Financial assets, fair value	3,740
Copper stream embedded derivative | Fair value through profit or loss | Level 3
Fair value measurement
Financial assets, carrying value	5,479
Financial assets, fair value	$ 5,479